ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ACCOUNTS RECEIVABLES
Accounts receivable	$ 2,664	¥ 17,381	¥ 22,801
Partners
ACCOUNTS RECEIVABLES
Receivables due from partners	363	2,364	8,072
Corporate Customers
ACCOUNTS RECEIVABLES
Receivables due from corporate customers	$ 2,301	¥ 15,017	¥ 14,729